OPERATING SEGMENTS (Details 4) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating segments [Line Items]
Interest and valuation		$ 16,685,677	$ 15,748,805	$ 11,269,644
Long-lived assets	[1]	11,214,617	11,438,852
Operating Segments [Member]
Operating segments [Line Items]
Interest and valuation		16,913,547	15,438,921	11,598,777
Long-lived assets	[1]	5,215,146	5,363,584
Segment Reconciling Items [Member]
Operating segments [Line Items]
Interest and valuation		(220,667)	309,884	(329,133)
Long-lived assets	[1]	5,999,471	6,075,268
Colombia [Member] | Operating Segments [Member]
Operating segments [Line Items]
Interest and valuation		13,108,005	11,695,937	9,335,345
Long-lived assets	[1]	4,353,782	4,180,137
Panama [Member] | Operating Segments [Member]
Operating segments [Line Items]
Interest and valuation		1,986,741	1,898,058	1,470,692
Long-lived assets	[1]	297,832	414,451
Puerto Rico [Member] | Operating Segments [Member]
Operating segments [Line Items]
Interest and valuation		68,556	56,519	43,672
Long-lived assets	[1]	388	551
Peru [Member] | Operating Segments [Member]
Operating segments [Line Items]
Interest and valuation	[2]	658	15,753	19,810
Long-lived assets	[1],[2]	115,840	112,209
El Salvador [Member] | Operating Segments [Member]
Operating segments [Line Items]
Interest and valuation		883,538	902,371	729,258
Long-lived assets	[1]	280,562	397,065
Costa Rica [Member] | Operating Segments [Member]
Operating segments [Line Items]
Interest and valuation		0	0	0
Long-lived assets	[1]	80	99
Guatemala [Member] | Operating Segments [Member]
Operating segments [Line Items]
Interest and valuation		866,049	870,283	$ 0
Long-lived assets	[1]	$ 166,662	$ 259,072

[1]	Included foreclosed assets presented within other assets in the statement of financial position, premises and equipment, Investment property and goodwill.
[2]	Investments in FiduPerú, Arrendamiento Operativo CIB S.A.C. and Capital Investment Safi S.A. are classified as Asset held for sale in Statement of Financial Position. For further information, see Note 12 Assets held for sale and inventories